Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	The Estée Lauder Companies Inc.
Document Period End Date	Nov. 04, 2026
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-2408943
Entity File Number	1-14064
Entity Address, Address Line One	767 Fifth Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10153
City Area Code	212
Local Phone Number	572-4200
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $.01 par value
Trading Symbol	EL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Entity Central Index Key	0001001250
Amendment Flag	false